Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Balance at Beginning of Year	Additions Charged to Expenses/ Other Accounts	Net (Deductions) Recoveries	Balance at End of Year
Allowance for doubtful accounts
2015	$--	$--	$--	$--
2014	$--	$--	$--	$--
2013	$25,106	$--	$25,106	$--

Valuation allowance for deferred tax assets
2015	$26,694,879	$5,672,480	$--	$32,367,359
2014	$21,759,577	$4,935,302	$--	$26,694,879
2013	$16,724,700	$5,034,877	$--	$21,759,577